Severance Indemnities and Pension Plans (Combined Funded Status and Amounts Recognized in Balance Sheets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost		¥ 514,877	¥ 412,417
Accrued benefit cost		(73,750)	(61,026)
Domestic Subsidiaries, Non-contributory Pension Benefits and SIP [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year		1,666,651	1,433,161
Service cost		37,540	36,147
Interest cost		19,794	17,448
Acquisitions / Divestitures		(40)	(807)
Amendments		39	(32)
Actuarial loss (gain)		180,682	26,417
Benefits paid		(66,820)	(55,608)
Lump-sum payment		(15,623)	(14,313)
Translation adjustments and other	[1]		224,238
Benefit obligation at end of fiscal year		1,822,223	1,666,651	¥ 1,433,161
Change in plan assets:
Fair value of plan assets at beginning of fiscal year		2,004,329	1,462,406
Actual return on plan assets		326,753	124,355
Employer contributions		40,774	31,640
Acquisitions / Divestitures		57	176
Benefits paid		(66,820)	(55,608)
Translation adjustments and other	[1]		441,360
Fair value of plan assets at end of fiscal year		2,305,093	2,004,329	1,462,406
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost		498,504	357,817
Accrued benefit cost		(15,634)	(20,139)
Net amount recognized		482,870	337,678
Domestic Subsidiaries, Contributory Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year			404,427
Service cost			3,162
Interest cost			5,016
Actuarial loss (gain)			(8,984)
Benefits paid			(11,202)
Translation adjustments and other	[1]		(392,419)
Benefit obligation at end of fiscal year				404,427
Change in plan assets:
Fair value of plan assets at beginning of fiscal year			458,171
Actual return on plan assets			34,472
Employer contributions			12,843
Benefits paid			(11,202)
Translation adjustments and other	[1]		(494,284)
Fair value of plan assets at end of fiscal year				458,171
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year		345,881	283,224
Service cost		13,095	12,215	8,098
Interest cost		15,966	13,467	10,716
Plan participants' contributions		6	5
Acquisitions / Divestitures			9,359
Amendments		(18,093)	980
Actuarial loss (gain)		82,807	(24,716)
Benefits paid		(12,221)	(9,851)
Lump-sum payment		(578)	(158)
Translation adjustments and other		53,372	61,356
Benefit obligation at end of fiscal year		480,235	345,881	283,224
Change in plan assets:
Fair value of plan assets at beginning of fiscal year		368,095	233,081
Actual return on plan assets		29,045	43,561
Employer contributions		16,842	41,423
Plan participants' contributions		6	5
Benefits paid		(12,221)	(9,851)
Translation adjustments and other		50,226	59,876
Fair value of plan assets at end of fiscal year		451,993	368,095	233,081
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost		16,373	54,600
Accrued benefit cost		(44,615)	(32,386)
Net amount recognized		(28,242)	22,214
Foreign Offices and Subsidiaries, Other Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year		34,346	30,002
Service cost		1,222	1,526	1,114
Interest cost		1,501	1,352	1,135
Plan participants' contributions		782	648
Amendments		(3,104)
Actuarial loss (gain)		6,776	(2,966)
Benefits paid		(2,493)	(2,136)
Translation adjustments and other		5,561	5,920
Benefit obligation at end of fiscal year		44,591	34,346	30,002
Change in plan assets:
Fair value of plan assets at beginning of fiscal year		25,845	18,185
Actual return on plan assets		1,503	3,611
Employer contributions		1,549	1,313
Plan participants' contributions		782	648
Benefits paid		(2,493)	(2,136)
Translation adjustments and other		3,904	4,224
Fair value of plan assets at end of fiscal year		31,090	25,845	¥ 18,185
Amounts recognized in the consolidated balance sheets:
Accrued benefit cost		(13,501)	(8,501)
Net amount recognized		¥ (13,501)	(8,501)
MUTB [Member]
Changes in pension benefits:
Transferred obligation to the Japanese government			169,951
Transferred assets to the Japanese government			52,971
Transferred obligation to the non-contributory Corporate Defined Benefit Pension plans			224,238
Transferred assets to the non-contributory Corporate Defined Benefit Pension plans			¥ 441,313

[1]	MUTB separated the substitutional portion of its contributory CDBP and transferred the related obligation and assets to the Japanese government. The transferred obligation and assets to the Japanese government were ¥169,951 million and ¥52,971 million, respectively. Subsequent to the separation process, MUTB transferred the remaining corporate portion of its contributory CDBP into a non-contributory CDBP. The transferred obligation and assets to the non-contributory CDBP were ¥224,238 million and ¥441,313 million, respectively.